Vanguard Institutional Intermediate-Term Bond Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.02%